Investment Strategy - VanEck Gold Miners ETF	Sep. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include small- and medium-capitalization companies and foreign issuers. The Gold Miners Index is a modified capitalization weighted, float-adjusted index comprised of publicly traded companies primarily involved in the gold and silver mining industry. The weight of companies with less than 50% exposure to gold-related activities will not exceed 20% of the Gold Miners Index at rebalance. As of July 31, 2025, the Gold Miners Index included 45 securities of companies with a market capitalization range of between approximately $1.5 billion and $69.1 billion and a weighted average market capitalization of $31.5 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Gold Miners Index by investing in a portfolio of securities that generally tracks the Gold Miners Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Gold Miners Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to track the Gold Miners Index. The Fund normally invests at least 80% of its total assets in securities that comprise the Gold Miners Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Gold Miners Index concentrates in an industry or group of industries. As of July 31, 2025, the gold mining industry represented a significant portion of the Gold Miners Index. The Gold Miners Index is published by MarketVector Indexes GmbH (the “Index Provider”), which is a wholly owned subsidiary of the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.